Product Sales to External Customers by Business Unit (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Net sales	¥ 3,731,380	¥ 3,479,788	¥ 3,557,433
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	2,000,073	1,757,575	1,917,943
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,448,938	1,405,971	1,312,044
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	374,870	407,840	420,863
External Customers
Revenue, Major Customer [Line Items]
Net sales	3,731,380	3,479,788	3,557,433
External Customers | Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,993,898	1,751,960	1,912,112
External Customers | Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	312,973	274,021	276,225
External Customers | Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	381,848	324,851	322,321
External Customers | Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	841,436	766,382	902,756
External Customers | Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	457,641	386,706	410,810
External Customers | Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,448,186	1,404,394	1,311,023
External Customers | Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	973,517	990,549	928,047
External Customers | Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	363,070	312,429	315,526
External Customers | Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	111,599	101,416	67,450
External Customers | Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	289,296	323,434	334,298
External Customers | Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	62,116	62,892	81,556
External Customers | Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	¥ 227,180	¥ 260,542	¥ 252,742